Financial Assets And Financial Liabilities - Additional Information (Detail) € / shares in Units, € in Thousands				12 Months Ended
	Aug. 30, 2022 EUR (€) shares € / shares	Jul. 29, 2022 EUR (€)	Jul. 27, 2022 EUR (€)	Dec. 31, 2022 EUR (€) € / shares shares	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2022 $ / shares	Aug. 30, 2022 $ / shares	Dec. 31, 2021 $ / shares	Oct. 01, 2021 $ / shares	Apr. 10, 2021 $ / shares
Disclosure of financial assets and liabilities [line items]
Change in fair value of derivative warrant liabilities				€ (80,748)	€ 68,954
Common stock par or stated value per share | $ / shares							$ 5.32
Allowance account for credit losses of financial assets				1,656	653
Additional allowance recognised in profit or loss, allowance account for credit losses of financial assets				2,870	0
Adjustments For Expected Credit Loss For Trade And Other Receivables				€ 3,873	479	€ 134
Perentage of acquisition interests in the subsidiary				100.00%
Gains (losses) on change in fair value of derivatives				€ 80,748	(68,953)
Electromaps, S.L [Member]
Disclosure of financial assets and liabilities [line items]
Price of transaction			€ 1,799	1,799
Gains (losses) on change in fair value of derivatives			€ 2,002	2,002
Electromaps, S.L [Member] | Major business combination [member]
Disclosure of financial assets and liabilities [line items]
Common stock par or stated value per share | (per share)	€ 0.12							$ 0.12
Percentage of remaining voting equity interests acquired			49.00%
Perentage of acquisition interests in the subsidiary			100.00%
Payments to acquire business combination	€ 150	€ 150
Number of instruments or interests issued or issuable | shares	163,861
Equity interest at fair value issued	€ 1,500
Other Operating Expenses [member]
Disclosure of financial assets and liabilities [line items]
Adjustments For Expected Credit Loss For Trade And Other Receivables				€ 3,873	478
Public warrants [member] | Ordinary shares [member] | Common stock class A [member]
Disclosure of financial assets and liabilities [line items]
Shares issued price per share | € / shares				€ 0.12
Class of warrants or rights exercise price per share | $ / shares							11.5
Public warrants [member] | Ordinary shares [member] | Common stock class A [member] | Top of range [member]
Disclosure of financial assets and liabilities [line items]
Class of warrants or rights fair value per warrant | $ / shares									$ 4.94
Public warrants [member] | Ordinary shares [member] | Common stock class A [member] | Bottom of range [member]
Disclosure of financial assets and liabilities [line items]
Class of warrants or rights fair value per warrant | $ / shares							0.44			$ 1.14
Public warrants [member] | Kensington acquisition corp two [member]
Disclosure of financial assets and liabilities [line items]
Class of warrants or rights assumed from the acquiree | shares				5,750,000
Private warrants [member] | Ordinary shares [member] | Common stock class A [member]
Disclosure of financial assets and liabilities [line items]
Shares issued price per share | € / shares				€ 0.12
Class of warrants or rights exercise price per share | $ / shares							11.5
Class of warrants or rights fair value per warrant | $ / shares									7.4		$ 1.14
Private warrants [member] | Ordinary shares [member] | Common stock class A [member] | Top of range [member]
Disclosure of financial assets and liabilities [line items]
Class of warrants or rights fair value per warrant | $ / shares									$ 7.4
Private warrants [member] | Ordinary shares [member] | Common stock class A [member] | Bottom of range [member]
Disclosure of financial assets and liabilities [line items]
Class of warrants or rights fair value per warrant | $ / shares							$ 0.44
Private warrants [member] | Kensington acquisition corp two [member]
Disclosure of financial assets and liabilities [line items]
Class of warrants or rights assumed from the acquiree | shares				8,933,333
Public and private warrants [member] | Derivatives [member]
Disclosure of financial assets and liabilities [line items]
Change in fair value of derivative warrant liabilities				€ 80,748	€ 68,953